OTHER INCOME/(LOSS), NET - Schedule Of Other Nonoperating Income Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
OTHER INCOME/(LOSS), NET
Change in fair value of financial liabilities related to Trusts	¥ (144,832)		¥ 34,978
Loss from disposal of equity investments	(99,809)	$ (14,273)	0	¥ 0
Change in fair value of other financial liabilities	(10,175)		0	0
Donations	(36,631)		(17,926)	(25,791)
Income from licensed patents	0		295,966	50,581
Fair value gains from short - term investments	3,490		22,289	1,125
Others	68,010		(27,282)	219
Total	¥ (219,947)		¥ 308,025	¥ 26,134